Non-Controlling Interest - Interest in Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-Controlling Interests [Line Items]
Equity at beginning of period	$ 653,539	$ 650,398	$ 167,971
Share of comprehensive income (loss)	(62,709)	5,037	366,055
Deconsolidation of subsidiary			97,178
Subsidiary note conversion and changes in NCI ownership interest			2,418
NCI exercise of share-based awards in subsidiaries	66
Equity settled share-based awards	13,361	10,627	14,468
Acquisition of subsidiary non-controlling interest	(968)		0
Equity at end of period	584,147	653,539	650,398
Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Equity at beginning of period	(16,209)	(17,639)	(108,535)
Share of comprehensive income (loss)	(2,151)	(1,417)	(55,079)
Deconsolidation of subsidiary			97,178
Subsidiary note conversion and changes in NCI ownership interest			23,049
NCI exercise of share-based awards in subsidiaries	(5,922)
Equity settled share-based awards	6,252	2,822	1,683
Acquisition of subsidiary non-controlling interest	8,668		24,039
Other	(6)	24	25
Equity at end of period	(9,368)	(16,209)	(17,639)
Internal
Non-Controlling Interests [Line Items]
Share of comprehensive income (loss)	(64,753)	(41,964)	(24,104)
Internal | Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Equity at beginning of period	(8,567)	(8,682)	(15,102)
Share of comprehensive income (loss)	(96)	(191)	(17,643)
Deconsolidation of subsidiary			0
Subsidiary note conversion and changes in NCI ownership interest			0
NCI exercise of share-based awards in subsidiaries	0
Equity settled share-based awards	(4)	305	0
Acquisition of subsidiary non-controlling interest	8,668		24,039
Other	0	0	24
Equity at end of period	0	(8,567)	(8,682)
Controlled Founded Entities
Non-Controlling Interests [Line Items]
Share of comprehensive income (loss)	(49,927)	(52,237)	(68,741)
Controlled Founded Entities | Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Equity at beginning of period	(8,215)	(9,551)	(20,800)
Share of comprehensive income (loss)	(2,069)	(1,211)	(13,483)
Deconsolidation of subsidiary			0
Subsidiary note conversion and changes in NCI ownership interest			23,049
NCI exercise of share-based awards in subsidiaries	(5,922)
Equity settled share-based awards	6,256	2,517	1,683
Acquisition of subsidiary non-controlling interest	0		0
Other	0	30	0
Equity at end of period	(9,950)	(8,215)	(9,551)
Non-Controlled Founded Entities
Non-Controlling Interests [Line Items]
Share of comprehensive income (loss)	0	0	(56,307)
Non-Controlled Founded Entities | Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Equity at beginning of period	0	0	(73,225)
Share of comprehensive income (loss)	0	0	(23,953)
Deconsolidation of subsidiary			97,178
Subsidiary note conversion and changes in NCI ownership interest			0
NCI exercise of share-based awards in subsidiaries	0
Equity settled share-based awards	0	0	0
Acquisition of subsidiary non-controlling interest	0		0
Other	0	0	0
Equity at end of period	0	0	0
Parent Company And Other
Non-Controlling Interests [Line Items]
Share of comprehensive income (loss)	51,971	99,238	515,207
Parent Company And Other | Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Equity at beginning of period	574	593	592
Share of comprehensive income (loss)	15	(15)	0
Deconsolidation of subsidiary			0
Subsidiary note conversion and changes in NCI ownership interest			0
NCI exercise of share-based awards in subsidiaries	0
Equity settled share-based awards	0	0	0
Acquisition of subsidiary non-controlling interest	0		0
Other	(6)	(6)	1
Equity at end of period	$ 583	$ 574	$ 593